5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vested or Expected to Vest
Number of Options	5,886,400	7,708,400	1,578,400	78,400
Weighted Average Exercise Price Per Share	$ 0.41	$ 0.42
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 8 days	4 years 9 months 22 days
Aggregate Intrinsic Value	$ 1,656,600	$ 576,000
Exercisable Options
Number of Shares Exercisable	4,280,848	2,318,817
Weighted Average Exercise Price Per Share	$ 0.39	$ 0.32
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 8 days	4 years 8 months 16 days
Aggregate Intrinsic Value	1,330,637	418,000	96,206
Minimum [Member]
Vested or Expected to Vest
Exercise Price	0.10
Maximum [Member]
Vested or Expected to Vest
Exercise Price	1.85
Range 1
Vested or Expected to Vest
Exercise Price	0.10	0.10
Number of Options	1,800,000	1,800,000
Weighted Average Exercise Price Per Share	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 17 days	3 years 10 months 13 days
Aggregate Intrinsic Value	1,026,000	576,000
Exercisable Options
Number of Shares Exercisable	1,612,500	1,306,250
Weighted Average Exercise Price Per Share	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 24 days	3 years 11 months 5 days
Aggregate Intrinsic Value	919,125	418,000
Range 2
Vested or Expected to Vest
Exercise Price	0.42
Number of Options	98,000
Weighted Average Exercise Price Per Share	$ 0.42
Weighted Average Remaining Contractual Life (Years)	7 years 3 months 4 days
Aggregate Intrinsic Value	24,500
Exercisable Options
Number of Shares Exercisable	0
Weighted Average Exercise Price Per Share	$ 0.42
Aggregate Intrinsic Value	0
Range 3
Vested or Expected to Vest
Exercise Price	0.50	0.50
Number of Options	3,330,000	5,830,000
Weighted Average Exercise Price Per Share	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Life (Years)	2 years 1 month 2 days	5 years 1 month 17 days
Aggregate Intrinsic Value	566,100
Exercisable Options
Number of Shares Exercisable	2,371,668	934,167
Weighted Average Exercise Price Per Share	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Life (Years)	2 years 4 months 2 days	5 years 11 months 13 days
Aggregate Intrinsic Value	403,184	0
Range 4
Vested or Expected to Vest
Exercise Price	0.57
Number of Options	400,000
Weighted Average Exercise Price Per Share	$ 0.57
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 13 days
Aggregate Intrinsic Value	40,000
Exercisable Options
Number of Shares Exercisable	83,280
Weighted Average Exercise Price Per Share	$ 0.57
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 13 days
Aggregate Intrinsic Value	8,328
Range 5
Vested or Expected to Vest
Exercise Price	1.00
Number of Options	180,000
Weighted Average Exercise Price Per Share	$ 1.00
Weighted Average Remaining Contractual Life (Years)	2 years 3 months 25 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	135,000
Weighted Average Exercise Price Per Share	$ 1.00
Weighted Average Remaining Contractual Life (Years)	1 year 7 months 17 days
Aggregate Intrinsic Value	0
Range 6
Vested or Expected to Vest
Exercise Price	1.85	1.85
Number of Options	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	2 years	2 years 9 months
Aggregate Intrinsic Value	0	0
Exercisable Options
Number of Shares Exercisable	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	2 years	2 years 9 months
Aggregate Intrinsic Value	$ 0	$ 0